ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) cashGeneratingUnit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Accounting Policy [Line Items]
Available liquidity	$ 615.0
Cash and cash equivalents incl. restricted cash	291.2	$ 295.6	$ 323.8
Net interest-bearing debt	$ 948.0
Net interest-bearing debt loan-to-value ratio	26.80%
Number of cash generating units | cashGeneratingUnit	2